UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund : FDSVX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 81	0.69%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, especially within industrials. Stock picking in information technology also helped, as did stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry. Also helping our relative result was stock selection in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was Nvidia (+204%), one of the fund's largest holdings. This period we decreased our position in Nvidia. The second-largest relative contributor was an underweight in Apple (+9%). Apple was one of our biggest holdings. This period we increased our investment in Apple. Not owning Tesla, a benchmark component that returned approximately -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in communication services and financials.
  •The largest individual relative detractor was an overweight in MongoDB (-39%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. Not owning Broadcom, a benchmark component that gained approximately 88%, was another notable relative detractor.
  •Notable changes in positioning include decreased exposure to energy and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth Discovery Fund	35.89%	19.67%	16.04%
Russell 3000® Growth Index	32.22%	18.55%	15.75%
Russell 3000® Index	23.13%	14.14%	12.15%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$5,889,059,506
Number of Holdings	148
Total Advisory Fee	$25,128,455
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.5
Health Care	14.9
Industrials	12.2
Communication Services	10.9
Consumer Discretionary	9.0
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.9
Apple Inc	12.3
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.6

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913353.100    339-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class M : FTGRX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.11%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	23.33%	15.40%	11.51%
Class M (without 3.50% sales charge)	27.81%	16.23%	11.90%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913356.100    2037-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity® Mega Cap Stock Fund : FGRTX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 69	0.60%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mega Cap Stock Fund	28.44%	16.85%	12.50%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913359.100    361-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class Z : FZALX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.51%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	28.59%	16.97%	12.64%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913358.100    2537-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class C : FGRCX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.65%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	26.12%	15.62%	11.52%
Class C	27.12%	15.62%	11.52%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913355.100    2036-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class I : FTRIX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.62%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	28.45%	16.83%	12.49%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913357.100    2038-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series Large Cap Stock Fund Fidelity® Series Large Cap Stock Fund : FGLGX

This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, led by industrials, where our stock picks in capital goods helped most. Stock selection in financials also contributed, as did an underweight in consumer discretionary, primarily within the automobiles & components industry. Also lifting the fund's relative result was stock picking in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was an overweight in General Electric (+83%), one of the fund's largest holdings. The second-biggest relative contributor was an overweight in Wells Fargo (+43%), which was among our biggest holdings. Not owning Tesla, a benchmark component that returned roughly -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection in communication services also hampered the fund's result, as did an overweight in industrials.
  •The largest individual relative detractor was an underweight in Nvidia (+192%), one of the fund's biggest holdings. This period we increased Nvidia. A second notable relative detractor was an overweight in Boeing (-14%), which was among the largest holdings. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of the fund's biggest holdings.
  •Notable changes in positioning include increased exposure to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Large Cap Stock Fund	28.11%	16.34%	12.05%
S&P 500® Index	24.56%	15.05%	12.86%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$18,663,863,249
Number of Holdings	180
Total Advisory Fee	$0
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.7
Financials	16.1
Industrials	15.6
Health Care	11.5
Communication Services	10.2
Energy	9.4
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.9
Utilities	1.0
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.0
Exxon Mobil Corp	6.2
Wells Fargo & Co	5.5
General Electric Co	5.2
NVIDIA Corp	4.8
Meta Platforms Inc Class A	2.8
Apple Inc	2.8
Bank of America Corp	2.7
Boeing Co	2.5
Alphabet Inc Class A	2.1
42.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913361.100    2457-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund Class K : FGDKX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.59%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, especially within industrials. Stock picking in information technology also helped, as did stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry. Also helping our relative result was stock selection in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was Nvidia (+204%), one of the fund's largest holdings. This period we decreased our position in Nvidia. The second-largest relative contributor was an underweight in Apple (+9%). Apple was one of our biggest holdings. This period we increased our investment in Apple. Not owning Tesla, a benchmark component that returned approximately -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in communication services and financials.
  •The largest individual relative detractor was an overweight in MongoDB (-39%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. Not owning Broadcom, a benchmark component that gained approximately 88%, was another notable relative detractor.
  •Notable changes in positioning include decreased exposure to energy and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	36.00%	19.78%	16.17%
Russell 3000® Growth Index	32.22%	18.55%	15.75%
Russell 3000® Index	23.13%	14.14%	12.15%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$5,889,059,506
Number of Holdings	148
Total Advisory Fee	$25,128,455
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.5
Health Care	14.9
Industrials	12.2
Communication Services	10.9
Consumer Discretionary	9.0
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.9
Apple Inc	12.3
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.6

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913352.100    2091-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class A : FGTAX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.88%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	20.76%	15.16%	11.52%
Class A (without 5.75% sales charge)	28.13%	16.53%	12.18%
Russell Top 200® Index	27.42%	16.38%	13.76%
S&P 500® Index	24.56%	15.05%	12.86%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	14.7
Industrials	11.8
Communication Services	10.2
Energy	9.1
Health Care	8.5
Consumer Staples	5.0
Consumer Discretionary	3.2
Materials	1.4
Utilities	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	6.3
NVIDIA Corp	5.6
Wells Fargo & Co	5.1
General Electric Co	4.8
Apple Inc	3.6
Meta Platforms Inc Class A	3.3
Bank of America Corp	3.0
Boeing Co	2.7
Alphabet Inc Class A	2.5
45.7

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913354.100    2034-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fund Fidelity® Fund : FFIDX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 51	0.44%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, the top contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in consumer discretionary also boosted relative performance, as did an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
  •The top individual relative contributor was an overweight in Alphabet (+52%), one of our largest holdings. A second notable relative contributor this period was avoiding Tesla, a benchmark component that returned about -24%. An overweight in Nvidia (+192%) also helped. Nvidia was among our largest holdings.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. An overweight in health care also hampered the fund's result, as did stock selection in energy. Lastly, the fund's position in cash detracted.
  •The fund's stake in Fortinet returned -23% and was the largest individual relative detractor. Fortinet was not held at period end. The second-largest relative detractor was an overweight in Apple (+10%). Apple was one of our largest holdings. An overweight in Builders FirstSource (-17%), established this period, also hurt.
  •Notable changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Fund	32.89%	17.51%	13.58%
S&P 500® Index	24.56%	15.05%	12.86%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,230,743,288
Number of Holdings	93
Total Advisory Fee	$24,048,200
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.4
Communication Services	14.6
Health Care	12.7
Consumer Discretionary	11.3
Industrials	9.7
Financials	8.7
Consumer Staples	3.0
Energy	1.2
Utilities	1.0
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.3
Alphabet Inc Class A	9.3
Apple Inc	7.7
NVIDIA Corp	7.7
Amazon.com Inc	5.4
Meta Platforms Inc Class A	4.9
Eli Lilly & Co	2.9
Broadcom Inc	2.8
Costco Wholesale Corp	2.0
Unitedhealth Group Inc	1.6
55.6

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913350.100    3-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fund Fidelity® Fund Class K : FFDKX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.36%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, the top contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in consumer discretionary also boosted relative performance, as did an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
  •The top individual relative contributor was an overweight in Alphabet (+52%), one of our largest holdings. A second notable relative contributor this period was avoiding Tesla, a benchmark component that returned about -24%. An overweight in Nvidia (+192%) also helped. Nvidia was among our largest holdings.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. An overweight in health care also hampered the fund's result, as did stock selection in energy. Lastly, the fund's position in cash detracted.
  •The fund's stake in Fortinet returned -23% and was the largest individual relative detractor. Fortinet was not held at period end. The second-largest relative detractor was an overweight in Apple (+10%). Apple was one of our largest holdings. An overweight in Builders FirstSource (-17%), established this period, also hurt.
  •Notable changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2014 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	33.00%	17.61%	13.69%
S&P 500® Index	24.56%	15.05%	12.86%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,230,743,288
Number of Holdings	93
Total Advisory Fee	$24,048,200
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.4
Communication Services	14.6
Health Care	12.7
Consumer Discretionary	11.3
Industrials	9.7
Financials	8.7
Consumer Staples	3.0
Energy	1.2
Utilities	1.0
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.3
Alphabet Inc Class A	9.3
Apple Inc	7.7
NVIDIA Corp	7.7
Amazon.com Inc	5.4
Meta Platforms Inc Class A	4.9
Eli Lilly & Co	2.9
Broadcom Inc	2.8
Costco Wholesale Corp	2.0
Unitedhealth Group Inc	1.6
55.6

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913349.100    2088-TSRA-0824

Item 2.

Code of Ethics

As of the end of the period, June 30, 2024, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund and Fidelity Series Large Cap Stock Fund (the “Funds”):

Services Billed by PwC

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$49,100	$4,400	$11,400	$1,500
Fidelity Growth Discovery Fund	$36,700	$3,500	$8,800	$1,200
Fidelity Mega Cap Stock Fund	$44,200	$4,100	$9,000	$1,400
Fidelity Series Large Cap Stock Fund	$41,800	$3,900	$9,300	$1,300

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$48,900	$4,200	$10,900	$1,400
Fidelity Growth Discovery Fund	$36,800	$3,300	$12,600	$1,100
Fidelity Mega Cap Stock Fund	$44,400	$3,900	$17,900	$1,300
Fidelity Series Large Cap Stock Fund	$41,600	$3,700	$16,600	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2024A	June 30, 2023A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2024A	June 30, 2023A
PwC	$15,068,200	$14,231,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mega Cap Stock Fund

Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mega Cap Stock Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 92.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Entertainment - 1.0%
The Walt Disney Co.	162,899	16,174,242
Universal Music Group NV	479,399	14,261,286
		30,435,528
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A	421,600	76,794,440
Class C	383,900	70,414,938
Meta Platforms, Inc. Class A	197,200	99,432,184
		246,641,562
Media - 1.1%
Charter Communications, Inc. Class A (a)	3,400	1,016,464
Comcast Corp. Class A	806,897	31,598,087
		32,614,551
TOTAL COMMUNICATION SERVICES		309,691,641
CONSUMER DISCRETIONARY - 3.2%
Broadline Retail - 0.2%
Amazon.com, Inc. (a)	24,000	4,638,000
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	11,048	43,766,652
Marriott International, Inc. Class A	26,600	6,431,082
Starbucks Corp.	108,700	8,462,295
		58,660,029
Household Durables - 0.3%
Sony Group Corp. sponsored ADR (b)	115,700	9,828,715
Specialty Retail - 0.6%
Lowe's Companies, Inc.	89,811	19,799,733
Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA Series A	15,930	2,489,588
NIKE, Inc. Class B	39,000	2,939,430
		5,429,018
TOTAL CONSUMER DISCRETIONARY		98,355,495
CONSUMER STAPLES - 5.0%
Beverages - 1.8%
Diageo PLC	578,062	18,147,684
Keurig Dr. Pepper, Inc.	500,600	16,720,040
The Coca-Cola Co.	325,600	20,724,440
		55,592,164
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	1,300	1,104,987
Sysco Corp.	131,299	9,373,436
Target Corp.	60,710	8,987,508
Walmart, Inc.	331,500	22,445,865
		41,911,796
Food Products - 0.0%
Mondelez International, Inc.	25,900	1,694,896
Household Products - 0.1%
Procter & Gamble Co.	16,310	2,689,845
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	60,300	6,415,920
Haleon PLC ADR	1,856,133	15,331,659
Kenvue, Inc.	1,091,057	19,835,416
		41,582,995
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	95,300	2,947,629
Philip Morris International, Inc.	56,900	5,765,677
		8,713,306
TOTAL CONSUMER STAPLES		152,185,002
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Exxon Mobil Corp.	1,684,364	193,903,984
Imperial Oil Ltd.	478,200	32,605,896
Shell PLC ADR	708,610	51,147,470
		277,657,350
FINANCIALS - 14.7%
Banks - 11.4%
Bank of America Corp.	2,339,251	93,032,012
JPMorgan Chase & Co.	281,330	56,901,806
PNC Financial Services Group, Inc.	150,231	23,357,916
U.S. Bancorp	457,112	18,147,346
Wells Fargo & Co. (c)	2,645,636	157,124,322
		348,563,402
Capital Markets - 0.2%
Charles Schwab Corp.	73,400	5,408,846
CME Group, Inc.	10,800	2,123,280
		7,532,126
Consumer Finance - 0.1%
American Express Co.	13,500	3,125,925
Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	51,200	20,828,160
Fiserv, Inc. (a)	26,600	3,964,464
MasterCard, Inc. Class A	38,052	16,787,020
PayPal Holdings, Inc. (a)	60,000	3,481,800
Visa, Inc. Class A	176,788	46,401,546
		91,462,990
TOTAL FINANCIALS		450,684,443
HEALTH CARE - 8.6%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	101,600	10,557,256
Boston Scientific Corp. (a)	541,019	41,663,873
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	162,792	4,102,358
Medtronic PLC	26,896	2,116,984
		58,440,471
Health Care Providers & Services - 3.1%
Cigna Group	72,262	23,887,649
Humana, Inc.	30,800	11,508,420
UnitedHealth Group, Inc.	114,403	58,260,872
		93,656,941
Life Sciences Tools & Services - 0.8%
Danaher Corp.	85,310	21,314,704
Thermo Fisher Scientific, Inc.	7,400	4,092,200
		25,406,904
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	308,099	12,795,351
Eli Lilly & Co. (c)	41,300	37,392,194
GSK PLC sponsored ADR	447,966	17,246,691
Johnson & Johnson	112,514	16,445,046
		83,879,282
TOTAL HEALTH CARE		261,383,598
INDUSTRIALS - 11.8%
Aerospace & Defense - 8.0%
Airbus Group NV	120,900	16,593,127
General Electric Co. (c)	910,294	144,709,437
The Boeing Co. (a)	459,300	83,597,193
		244,899,757
Air Freight & Logistics - 1.0%
FedEx Corp.	6,300	1,888,992
United Parcel Service, Inc. Class B	219,079	29,980,961
		31,869,953
Commercial Services & Supplies - 0.1%
Veralto Corp.	17,403	1,661,464
Electrical Equipment - 1.7%
GE Vernova LLC	269,673	46,251,616
Rockwell Automation, Inc.	19,700	5,423,016
		51,674,632
Machinery - 1.0%
Caterpillar, Inc.	52,400	17,454,440
Deere & Co.	37,680	14,078,378
		31,532,818
TOTAL INDUSTRIALS		361,638,624
INFORMATION TECHNOLOGY - 27.0%
IT Services - 0.1%
IBM Corp.	2,900	501,555
Kyndryl Holdings, Inc. (a)	220	5,788
Snowflake, Inc. (a)	25,351	3,424,667
		3,932,010
Semiconductors & Semiconductor Equipment - 10.3%
Analog Devices, Inc.	9,100	2,077,166
Applied Materials, Inc.	136,974	32,324,494
ASML Holding NV (depository receipt)	5,936	6,070,925
Broadcom, Inc.	20,500	32,913,365
Lam Research Corp.	20,600	21,935,910
Marvell Technology, Inc.	138,765	9,699,674
NVIDIA Corp.	1,375,200	169,892,208
Qualcomm, Inc.	68,616	13,666,935
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	143,700	24,976,497
		313,557,174
Software - 12.8%
Adobe, Inc. (a)	58,810	32,671,307
Autodesk, Inc. (a)	28,800	7,126,560
Intuit, Inc.	11,600	7,623,636
Microsoft Corp.	595,876	266,326,780
Oracle Corp.	298,800	42,190,560
Salesforce, Inc.	28,400	7,301,640
SAP SE sponsored ADR	135,600	27,351,876
		390,592,359
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	520,342	109,594,432
Samsung Electronics Co. Ltd.	110,400	6,519,835
		116,114,267
TOTAL INFORMATION TECHNOLOGY		824,195,810
MATERIALS - 1.3%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	19,500	5,031,975
Linde PLC	5,000	2,194,050
		7,226,025
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	1,100,900	14,460,855
Freeport-McMoRan, Inc.	397,500	19,318,500
		33,779,355
TOTAL MATERIALS		41,005,380
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	61,310	11,917,438
Crown Castle, Inc.	95,700	9,349,890
Prologis, Inc.	22,800	2,560,668
		23,827,996
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duke Energy Corp.	15,200	1,523,496
NextEra Energy, Inc.	37,900	2,683,699
Southern Co.	314,600	24,403,522
		28,610,717
TOTAL COMMON STOCKS (Cost $1,673,486,299)		2,829,236,056

U.S. Treasury Obligations - 0.5%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 8/8/24 to 9/12/24 (c) (Cost $15,948,767)	16,083,000	15,948,859

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e)	186,515,799	186,553,102
Fidelity Securities Lending Cash Central Fund 5.38% (e)(f)	2,072,393	2,072,600
TOTAL MONEY MARKET FUNDS (Cost $188,625,702)		188,625,702

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,878,060,768)	3,033,810,617
NET OTHER ASSETS (LIABILITIES) - 0.8%	24,575,758
NET ASSETS - 100.0%	3,058,386,375

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co.	Chicago Board Options Exchange	20	1,810,760	850.00	08/16/24	(154,400)
General Electric Co.	Chicago Board Options Exchange	400	6,358,800	185.00	08/16/24	(39,600)
General Electric Co.	Chicago Board Options Exchange	400	6,358,800	185.00	09/20/24	(82,000)

						(276,000)
Put Options
The Boeing Co.	Chicago Board Options Exchange	500	9,100,500	170.00	08/16/24	(178,750)

TOTAL WRITTEN OPTIONS						(454,750)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $36,307,210.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	106,272,490	504,610,817	424,329,341	8,129,248	(864)	-	186,553,102	0.4%
Fidelity Securities Lending Cash Central Fund 5.38%	-	73,047,809	70,975,209	89,268	-	-	2,072,600	0.0%
Total	106,272,490	577,658,626	495,304,550	8,218,516	(864)	-	188,625,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	309,691,641	295,430,355	14,261,286	-
Consumer Discretionary	98,355,495	95,865,907	2,489,588	-
Consumer Staples	152,185,002	134,037,318	18,147,684	-
Energy	277,657,350	277,657,350	-	-
Financials	450,684,443	450,684,443	-	-
Health Care	261,383,598	261,383,598	-	-
Industrials	361,638,624	345,045,497	16,593,127	-
Information Technology	824,195,810	824,195,810	-	-
Materials	41,005,380	41,005,380	-	-
Real Estate	23,827,996	23,827,996	-	-
Utilities	28,610,717	28,610,717	-	-

U.S. Government and Government Agency Obligations	15,948,859	-	15,948,859	-

Money Market Funds	188,625,702	188,625,702	-	-
Total Investments in Securities:	3,033,810,617	2,966,370,073	67,440,544	-
Derivative Instruments: Liabilities
Written Options	(454,750)	(454,750)	-	-
Total Liabilities	(454,750)	(454,750)	-	-
Total Derivative Instruments:	(454,750)	(454,750)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(454,750)
Total Equity Risk	0	(454,750)
Total Value of Derivatives	0	(454,750)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $2,047,295) - See accompanying schedule:
Unaffiliated issuers (cost $1,689,435,066)	$2,845,184,915
Fidelity Central Funds (cost $188,625,702)	188,625,702

Total Investment in Securities (cost $1,878,060,768)		$3,033,810,617
Receivable for fund shares sold		32,323,073
Dividends receivable		2,025,593
Distributions receivable from Fidelity Central Funds		783,703
Other receivables		178,838
Total assets		3,069,121,824
Liabilities
Payable for investments purchased	$4,279,762
Payable for fund shares redeemed	2,310,322
Accrued management fee	1,381,979
Distribution and service plan fees payable	86,328
Written options, at value (premium received $610,605)	454,750
Other payables and accrued expenses	149,708
Collateral on securities loaned	2,072,600
Total liabilities		10,735,449
Net Assets		$3,058,386,375
Net Assets consist of:
Paid in capital		$1,861,650,126
Total accumulated earnings (loss)		1,196,736,249
Net Assets		$3,058,386,375

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($208,006,951 ÷ 8,603,845 shares)(a)		$24.18
Maximum offering price per share (100/94.25 of $24.18)		$25.66
Class M :
Net Asset Value and redemption price per share ($36,230,912 ÷ 1,499,280 shares)(a)		$24.17
Maximum offering price per share (100/96.50 of $24.17)		$25.05
Class C :
Net Asset Value and offering price per share ($34,772,468 ÷ 1,477,691 shares)(a)		$23.53
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($1,973,946,452 ÷ 80,136,817 shares)		$24.63
Class I :
Net Asset Value, offering price and redemption price per share ($382,994,890 ÷ 15,529,584 shares)		$24.66
Class Z :
Net Asset Value, offering price and redemption price per share ($422,434,702 ÷ 17,253,914 shares)		$24.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$34,219,671
Interest		387,625
Income from Fidelity Central Funds (including $89,268 from security lending)		8,218,516
Total income		42,825,812
Expenses
Management fee	$10,849,629
Transfer agent fees	1,983,500
Distribution and service plan fees	853,613
Accounting fees	366,150
Custodian fees and expenses	111,332
Independent trustees' fees and expenses	10,384
Registration fees	232,277
Audit	71,167
Legal	5,310
Miscellaneous	57,863
Total expenses before reductions	14,541,225
Expense reductions	(168,392)
Total expenses after reductions		14,372,833
Net Investment income (loss)		28,452,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,957,933
Fidelity Central Funds	(864)
Foreign currency transactions	(5,950)
Written options	(1,410,089)
Total net realized gain (loss)		56,541,030
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	518,253,338
Assets and liabilities in foreign currencies	(7,284)
Written options	255,161
Total change in net unrealized appreciation (depreciation)		518,501,215
Net gain (loss)		575,042,245
Net increase (decrease) in net assets resulting from operations		$603,495,224
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,452,979	$16,976,504
Net realized gain (loss)	56,541,030	5,590,921
Change in net unrealized appreciation (depreciation)	518,501,215	278,383,701
Net increase (decrease) in net assets resulting from operations	603,495,224	300,951,126
Distributions to shareholders	(42,621,700)	(58,426,988)

Share transactions - net increase (decrease)	781,376,392	137,430,788
Total increase (decrease) in net assets	1,342,249,916	379,954,926

Net Assets
Beginning of period	1,716,136,459	1,336,181,533
End of period	$3,058,386,375	$1,716,136,459

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.23	$16.14	$19.05	$13.83	$15.51
Income from Investment Operations
Net investment income (loss) A,B	.21	.17	.14	.15	.22
Net realized and unrealized gain (loss)	5.12	3.61	(2.17)	6.31	.08
Total from investment operations	5.33	3.78	(2.03)	6.46	.30
Distributions from net investment income	(.17)	(.18)	(.29)	(.24)	(.27)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.38)	(.69)	(.88)	(1.24)	(1.98) C
Net asset value, end of period	$24.18	$19.23	$16.14	$19.05	$13.83
Total Return D,E	28.13%	24.10%	(11.25)% F	49.60%	1.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.88%	.90%	.90%	.91%	.93%
Expenses net of fee waivers, if any	.88%	.90%	.89%	.91%	.93%
Expenses net of all reductions	.88%	.90%	.89%	.91%	.92%
Net investment income (loss)	1.01%	.99%	.78%	.95%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$208,007	$133,252	$88,064	$87,302	$54,948
Portfolio turnover rate I	9%	18%	13%	43%	49% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class M

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.22	$16.13	$19.03	$13.82	$15.50
Income from Investment Operations
Net investment income (loss) A,B	.16	.13	.10	.11	.19
Net realized and unrealized gain (loss)	5.12	3.61	(2.17)	6.31	.06
Total from investment operations	5.28	3.74	(2.07)	6.42	.25
Distributions from net investment income	(.12)	(.13)	(.24)	(.20)	(.23)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.33)	(.65) C	(.83)	(1.21) C	(1.93)
Net asset value, end of period	$24.17	$19.22	$16.13	$19.03	$13.82
Total Return D,E	27.81%	23.76%	(11.45)% F	49.19%	1.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.12%	1.16%	1.15%	1.17%	1.18%
Expenses net of fee waivers, if any	1.11%	1.16%	1.15%	1.17%	1.18%
Expenses net of all reductions	1.11%	1.16%	1.15%	1.16%	1.18%
Net investment income (loss)	.78%	.73%	.52%	.69%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$36,231	$30,973	$25,617	$28,266	$21,208
Portfolio turnover rate I	9%	18%	13%	43%	49% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class C

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.74	$15.74	$18.58	$13.53	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.05	.03	- C	.03	.11
Net realized and unrealized gain (loss)	4.99	3.53	(2.12)	6.15	.08
Total from investment operations	5.04	3.56	(2.12)	6.18	.19
Distributions from net investment income	(.04)	(.04)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.21)	(.51)	(.58)	(1.00)	(1.70)
Total distributions	(.25)	(.56) D	(.72) D	(1.13)	(1.86) D
Net asset value, end of period	$23.53	$18.74	$15.74	$18.58	$13.53
Total Return E,F	27.12%	23.12%	(11.90)% G	48.31%	1.05%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.66%	1.69%	1.67%	1.69%	1.69%
Expenses net of fee waivers, if any	1.65%	1.68%	1.67%	1.69%	1.69%
Expenses net of all reductions	1.65%	1.68%	1.67%	1.69%	1.69%
Net investment income (loss)	.24%	.21%	-% C	.17%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$34,772	$23,061	$20,255	$27,727	$24,283
Portfolio turnover rate J	9%	18%	13%	43%	49% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mega Cap Stock Fund

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$16.42	$19.36	$14.04	$15.71
Income from Investment Operations
Net investment income (loss) A,B	.28	.22	.20	.20	.27
Net realized and unrealized gain (loss)	5.20	3.68	(2.21)	6.40	.07
Total from investment operations	5.48	3.90	(2.01)	6.60	.34
Distributions from net investment income	(.22)	(.23)	(.34)	(.28)	(.31)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.43)	(.74)	(.93)	(1.28)	(2.01)
Net asset value, end of period	$24.63	$19.58	$16.42	$19.36	$14.04
Total Return C	28.44%	24.46%	(10.99)% D	49.96%	2.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.63%	.61%	.63%	.65%
Expenses net of fee waivers, if any	.60%	.62%	.61%	.63%	.64%
Expenses net of all reductions	.60%	.62%	.61%	.63%	.64%
Net investment income (loss)	1.29%	1.27%	1.06%	1.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,973,946	$1,203,802	$927,217	$1,166,988	$773,080
Portfolio turnover rate G	9%	18%	13%	43%	49% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class I

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.61	$16.45	$19.39	$14.07	$15.72
Income from Investment Operations
Net investment income (loss) A,B	.27	.22	.19	.20	.27
Net realized and unrealized gain (loss)	5.22	3.68	(2.21)	6.42	.06
Total from investment operations	5.49	3.90	(2.02)	6.62	.33
Distributions from net investment income	(.23)	(.23)	(.34)	(.29)	(.28)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.44)	(.74)	(.92) C	(1.30) C	(1.98)
Net asset value, end of period	$24.66	$19.61	$16.45	$19.39	$14.07
Total Return D	28.45%	24.43%	(11.00)% E	49.97%	2.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.62%	.62%	.64%	.65%	.66%
Expenses net of all reductions	.62%	.62%	.64%	.64%	.65%
Net investment income (loss)	1.27%	1.26%	1.03%	1.21%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$382,995	$132,416	$52,884	$39,876	$20,725
Portfolio turnover rate H	9%	18%	13%	43%	49% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class Z

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.46	$16.32	$19.25	$13.97	$15.65
Income from Investment Operations
Net investment income (loss) A,B	.30	.24	.22	.22	.28
Net realized and unrealized gain (loss)	5.17	3.66	(2.20)	6.36	.08
Total from investment operations	5.47	3.90	(1.98)	6.58	.36
Distributions from net investment income	(.24)	(.25)	(.36)	(.30)	(.33)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.45)	(.76)	(.95)	(1.30)	(2.04) C
Net asset value, end of period	$24.48	$19.46	$16.32	$19.25	$13.97
Total Return D	28.59%	24.62%	(10.92)% E	50.14%	2.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52%	.52%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.51%	.52%	.51%	.52%	.52%
Net investment income (loss)	1.38%	1.37%	1.16%	1.34%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$422,435	$192,632	$222,146	$313,854	$213,832
Portfolio turnover rate H	9%	18%	13%	43%	49% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,183,686,132
Gross unrealized depreciation	(36,852,193)
Net unrealized appreciation (depreciation)	$1,146,833,939
Tax Cost	$1,886,521,928

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,097,713
Undistributed long-term capital gain	$33,818,449
Net unrealized appreciation (depreciation) on securities and other investments	$1,146,820,088

The tax character of distributions paid was as follows:

	June 30, 2024	June 30,2023
Ordinary Income	$21,144,621	$ 17,258,351
Long-term Capital Gains	21,477,079	41,168,637
Total	$42,621,700	$ 58,426,988

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	833,771,925	186,697,609

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	411,788	24,780
Class M	.25%	.25%	164,461	-
Class C	.75%	.25%	277,364	76,432
			853,613	101,212
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	125,833
Class M	4,311
Class CA	390
130,534

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023, through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1754
Class M	.1820
Class C	.2000
Mega Cap Stock	.1549
Class I	.1557
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	176,518.18
Class M	38,606.18
Class C	34,406.20
Mega Cap Stock	1,445,731.16
Class I	222,413.16
Class Z	65,826.04
	1,983,500
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.0272

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mega Cap Stock Fund	6,514

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Mega Cap Stock Fund	44,362,111	5,861,942	2,668,072

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Mega Cap Stock Fund	3,512

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mega Cap Stock Fund	9,109	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,773 .During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	64

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $166,555.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$2,880,657	$3,853,966
Class M	523,154	1,033,161
Class C	330,364	718,884
Mega Cap Stock	29,385,506	41,036,146
Class I	4,587,110	2,435,167
Class Z	4,914,909	9,349,664
Total	$42,621,700	$58,426,988
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Mega Cap Stock Fund
Class A
Shares sold	2,587,179	2,157,526	$54,276,718	$37,668,977
Reinvestment of distributions	141,517	228,217	2,864,554	3,827,312
Shares redeemed	(1,054,694)	(912,758)	(22,201,323)	(15,785,502)
Net increase (decrease)	1,674,002	1,472,985	$34,939,949	$25,710,787
Class M
Shares sold	174,545	239,387	$3,699,988	$4,183,606
Reinvestment of distributions	25,773	61,536	522,636	1,032,772
Shares redeemed	(312,705)	(277,862)	(6,645,422)	(4,825,558)
Net increase (decrease)	(112,387)	23,061	$(2,422,798)	$390,820
Class C
Shares sold	608,294	328,805	$12,377,132	$5,600,248
Reinvestment of distributions	16,553	43,647	329,385	716,292
Shares redeemed	(377,756)	(428,918)	(7,660,004)	(7,252,603)
Net increase (decrease)	247,091	(56,466)	$5,046,513	$(936,063)
Mega Cap Stock
Shares sold	31,449,352	14,800,679	$674,293,692	$269,976,937
Reinvestment of distributions	1,300,230	2,240,783	26,741,328	38,208,143
Shares redeemed	(14,101,698)	(12,025,767)	(301,970,898)	(203,167,741)
Net increase (decrease)	18,647,884	5,015,695	$399,064,122	$105,017,339
Class I
Shares sold	13,309,313	5,717,376	$287,136,361	$104,848,193
Reinvestment of distributions	206,340	141,083	4,255,654	2,409,447
Shares redeemed	(4,738,963)	(2,320,856)	(103,276,376)	(41,167,093)
Net increase (decrease)	8,776,690	3,537,603	$188,115,639	$66,090,547
Class Z
Shares sold	9,232,769	7,722,491	$196,402,260	$125,806,074
Reinvestment of distributions	41,335	80,256	845,995	1,360,444
Shares redeemed	(1,917,253)	(11,514,787)	(40,615,288)	(186,009,160)
Net increase (decrease)	7,356,851	(3,712,040)	$156,632,967	$(58,842,642)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Mega Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mega Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $54,251,836, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Mega Cap Stock Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mega Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month  period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.723705.125
GII-ANN-0824
Fidelity® Series Large Cap Stock Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Stock Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	856,200	27,847,450
Entertainment - 0.8%
The Walt Disney Co.	749,393	74,407,231
Universal Music Group NV	2,806,081	83,476,027
		157,883,258
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A	2,167,925	394,887,539
Class C	1,893,860	347,371,801
Match Group, Inc. (b)	1,229,300	37,346,134
Meta Platforms, Inc. Class A	1,053,500	531,195,770
Reddit, Inc. Class B (g)	17,600	1,124,464
Snap, Inc. Class A (b)	4,531,898	75,274,826
		1,387,200,534
Media - 1.8%
Charter Communications, Inc. Class A (b)	29,300	8,759,528
Comcast Corp. Class A	7,055,642	276,298,941
Interpublic Group of Companies, Inc.	1,866,870	54,307,248
		339,365,717
TOTAL COMMUNICATION SERVICES		1,912,296,959
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	1,054,900	14,156,758
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	106,000	20,484,500
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	54,737	216,840,626
Expedia Group, Inc. (b)	233,500	29,418,665
Marriott International, Inc. Class A	234,900	56,791,773
Starbucks Corp.	326,700	25,433,595
		328,484,659
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	284,389	32,303,747
Sony Group Corp. sponsored ADR	104,200	8,851,790
Whirlpool Corp. (c)	114,363	11,687,899
		52,843,436
Specialty Retail - 0.9%
JD Sports Fashion PLC	11,706,900	17,684,437
Lowe's Companies, Inc.	616,107	135,826,949
RH (b)	60,400	14,764,176
		168,275,562
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	48,800	7,626,608
NIKE, Inc. Class B	163,300	12,307,921
		19,934,529
TOTAL CONSUMER DISCRETIONARY		604,179,444
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Diageo PLC sponsored ADR	394,900	49,788,992
Keurig Dr. Pepper, Inc.	3,873,700	129,381,580
Pernod Ricard SA	75,500	10,244,547
The Coca-Cola Co.	2,204,695	140,328,837
		329,743,956
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (b)	452,400	29,908,164
Sysco Corp.	1,048,800	74,873,832
Target Corp.	331,200	49,030,848
U.S. Foods Holding Corp. (b)	560,700	29,705,886
Walmart, Inc.	1,161,900	78,672,249
		262,190,979
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	307,900	32,760,560
Haleon PLC ADR (c)	14,034,436	115,924,441
Kenvue, Inc.	5,895,311	107,176,754
		255,861,755
Tobacco - 0.2%
Altria Group, Inc.	692,459	31,541,507
Philip Morris International, Inc.	146,900	14,885,377
		46,426,884
TOTAL CONSUMER STAPLES		894,223,574
ENERGY - 9.3%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	235,400	22,412,434
Oil, Gas & Consumable Fuels - 9.2%
Cameco Corp.	68,200	3,355,440
Exxon Mobil Corp.	10,083,718	1,160,837,616
Galp Energia SGPS SA	1,556,100	32,866,209
Imperial Oil Ltd.	3,121,200	212,817,906
Kosmos Energy Ltd. (b)	5,439,855	30,136,797
MEG Energy Corp. (b)	2,659,750	56,906,460
Shell PLC ADR	3,046,200	219,874,716
		1,716,795,144
TOTAL ENERGY		1,739,207,578
FINANCIALS - 16.2%
Banks - 11.2%
Bank of America Corp.	12,480,294	496,341,292
HDFC Bank Ltd. sponsored ADR	62,300	4,007,759
JPMorgan Chase & Co.	1,049,571	212,286,230
M&T Bank Corp.	456,820	69,144,275
PNC Financial Services Group, Inc.	1,135,421	176,535,257
U.S. Bancorp	3,030,919	120,327,484
Wells Fargo & Co.	17,057,337	1,013,035,244
		2,091,677,541
Capital Markets - 2.1%
3i Group PLC	219,700	8,467,438
Charles Schwab Corp.	158,800	11,701,972
CME Group, Inc.	19,900	3,912,340
KKR & Co. LP	1,453,351	152,950,659
Moody's Corp.	31,500	13,259,295
Morgan Stanley	455,924	44,311,254
MSCI, Inc.	11,300	5,443,775
Northern Trust Corp.	1,617,546	135,841,513
Raymond James Financial, Inc.	141,203	17,454,103
		393,342,349
Financial Services - 2.5%
Corpay, Inc. (b)	69,600	18,542,136
Edenred SA	589,200	24,867,857
Fidelity National Information Services, Inc.	129,900	9,789,264
Global Payments, Inc.	156,300	15,114,210
MasterCard, Inc. Class A	152,889	67,448,511
PayPal Holdings, Inc. (b)	373,900	21,697,417
Visa, Inc. Class A	1,178,493	309,319,058
		466,778,453
Insurance - 0.4%
Arthur J. Gallagher & Co.	127,500	33,062,025
Chubb Ltd.	140,597	35,863,483
		68,925,508
TOTAL FINANCIALS		3,020,723,851
HEALTH CARE - 11.5%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	165,850	40,301,550
Argenx SE ADR (b)	24,200	10,406,968
Merus BV (b)	203,100	12,017,427
Vaxcyte, Inc. (b)	432,100	32,627,871
		95,353,816
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	157,200	16,334,652
Becton, Dickinson & Co.	144,706	33,819,239
Boston Scientific Corp. (b)	3,748,219	288,650,345
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	798,894	20,132,129
Solventum Corp.	223,718	11,830,208
		370,766,573
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	908,958	89,368,751
Cigna Group	659,711	218,080,665
CVS Health Corp.	646,752	38,197,173
Guardant Health, Inc. (b)	390,000	11,263,200
Humana, Inc.	226,800	84,743,820
McKesson Corp.	295,621	172,654,489
UnitedHealth Group, Inc.	604,181	307,685,216
		921,993,314
Life Sciences Tools & Services - 0.4%
Danaher Corp.	283,300	70,782,505
Thermo Fisher Scientific, Inc.	13,200	7,299,600
		78,082,105
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	2,960,960	122,968,669
Eli Lilly & Co.	196,200	177,635,556
Galderma Group AG	264,600	21,781,753
GSK PLC sponsored ADR	3,149,428	121,252,978
Johnson & Johnson	709,777	103,741,006
UCB SA	879,200	130,597,040
		677,977,002
TOTAL HEALTH CARE		2,144,172,810
INDUSTRIALS - 15.7%
Aerospace & Defense - 9.4%
Airbus Group NV	474,200	65,082,390
Bombardier, Inc. Class B (sub. vtg.) (b)	526,900	33,788,924
Embraer SA sponsored ADR (b)	935,300	24,130,740
General Dynamics Corp.	203,360	59,002,870
General Electric Co. (d)	6,127,906	974,153,217
Huntington Ingalls Industries, Inc.	140,150	34,523,150
Loar Holdings, Inc. (c)	17,900	956,039
Rolls-Royce Holdings PLC (b)	3,000,200	17,230,869
Spirit AeroSystems Holdings, Inc. Class A (b)	2,155,100	70,838,137
Textron, Inc.	166,200	14,269,932
The Boeing Co. (b)	2,556,746	465,353,339
		1,759,329,607
Air Freight & Logistics - 1.5%
FedEx Corp.	303,247	90,925,580
United Parcel Service, Inc. Class B	1,357,656	185,795,224
		276,720,804
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	1,078,600	19,684,450
GFL Environmental, Inc.	501,800	19,543,075
Veralto Corp.	101,866	9,725,147
		48,952,672
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	71,000	1,383,080
Electrical Equipment - 3.0%
Acuity Brands, Inc.	113,469	27,395,955
GE Vernova LLC	1,765,726	302,839,666
Hubbell, Inc. (d)	144,114	52,670,785
Regal Rexnord Corp.	308,400	41,701,848
Vertiv Holdings Co.	1,688,000	146,130,160
		570,738,414
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	1,077,015	53,764,589
Machinery - 1.0%
Allison Transmission Holdings, Inc.	237,300	18,011,070
Chart Industries, Inc. (b)	163,000	23,527,420
Cummins, Inc.	91,900	25,449,867
Deere & Co.	39,000	14,571,570
Fortive Corp.	420,200	31,136,820
Mitsubishi Heavy Industries Ltd.	1,003,500	10,802,755
Nordson Corp.	27,900	6,471,126
Otis Worldwide Corp.	238,884	22,994,974
Stanley Black & Decker, Inc.	145,300	11,608,017
Westinghouse Air Brake Tech Co.	103,585	16,371,609
		180,945,228
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	113,400	13,204,296
Professional Services - 0.1%
Equifax, Inc.	52,400	12,704,904
Trading Companies & Distributors - 0.0%
Watsco, Inc.	24,100	11,164,084
TOTAL INDUSTRIALS		2,928,907,678
INFORMATION TECHNOLOGY - 23.6%
IT Services - 0.2%
EPAM Systems, Inc. (b)	37,000	6,960,070
IBM Corp.	140,100	24,230,295
Twilio, Inc. Class A (b)	316,700	17,991,727
		49,182,092
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	162,738	37,146,576
Applied Materials, Inc.	334,402	78,915,528
BE Semiconductor Industries NV	14,164	2,368,629
Broadcom, Inc.	88,600	142,249,958
Lam Research Corp.	66,400	70,706,040
Marvell Technology, Inc.	2,102,385	146,956,712
NVIDIA Corp.	7,222,000	892,205,880
Qualcomm, Inc.	341,131	67,946,473
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	433,500	75,346,635
Teradyne, Inc.	217,000	32,178,930
		1,546,021,361
Software - 12.2%
Adobe, Inc. (b)	295,700	164,273,178
Autodesk, Inc. (b)	221,828	54,891,339
Dassault Systemes SA	272,700	10,253,786
DoubleVerify Holdings, Inc. (b)	224,600	4,372,962
Elastic NV (b)	267,600	30,482,316
Intuit, Inc.	91,300	60,003,273
Microsoft Corp.	3,339,805	1,492,725,844
Oracle Corp.	1,442,100	203,624,520
PTC, Inc. (b)	122,900	22,327,243
Sage Group PLC	1,186,800	16,330,046
Salesforce, Inc.	91,500	23,524,650
SAP SE sponsored ADR	904,446	182,435,803
Workday, Inc. Class A (b)	42,900	9,590,724
		2,274,835,684
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	2,437,114	513,304,951
Samsung Electronics Co. Ltd.	433,230	25,585,036
		538,889,987
TOTAL INFORMATION TECHNOLOGY		4,408,929,124
MATERIALS - 2.0%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	130,700	33,727,135
Sherwin-Williams Co.	29,100	8,684,313
		42,411,448
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	13,405,500	176,087,742
Freeport-McMoRan, Inc.	1,870,842	90,922,921
Ivanhoe Mines Ltd. (b)	4,347,600	56,090,888
		323,101,551
TOTAL MATERIALS		365,512,999
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	265,981	51,701,387
Crown Castle, Inc.	671,500	65,605,550
Equinix, Inc.	4,422	3,345,685
Simon Property Group, Inc.	154,200	23,407,560
Terreno Realty Corp.	254,600	15,067,228
		159,127,410
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	71,400	7,156,422
Edison International	154,200	11,073,102
Entergy Corp.	110,700	11,844,900
Southern Co.	2,021,000	156,768,970
		186,843,394
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	63,200	5,433,936
TOTAL UTILITIES		192,277,330
TOTAL COMMON STOCKS (Cost $9,965,631,478)		18,369,558,757

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e)	285,031,252	285,088,259
Fidelity Securities Lending Cash Central Fund 5.38% (e)(f)	33,067,904	33,071,211
TOTAL MONEY MARKET FUNDS (Cost $318,159,470)		318,159,470

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,283,790,948)	18,687,718,227
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,854,978)
NET ASSETS - 100.0%	18,663,863,249

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	3,000	47,691,000	185.00	09/20/24	(615,000)
Hubbell, Inc.	Chicago Board Options Exchange	700	25,583,600	470.00	09/20/24	(175,000)

TOTAL WRITTEN OPTIONS						(790,000)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,847,450 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $73,274,600.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,124,464 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	456,325,379	2,345,521,723	2,516,757,693	17,207,276	(1,150)	-	285,088,259	0.5%
Fidelity Securities Lending Cash Central Fund 5.38%	59,612,304	959,205,383	985,746,476	923,480	-	-	33,071,211	0.1%
Total	515,937,683	3,304,727,106	3,502,504,169	18,130,756	(1,150)	-	318,159,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,912,296,959	1,800,973,482	111,323,477	-
Consumer Discretionary	604,179,444	596,552,836	7,626,608	-
Consumer Staples	894,223,574	894,223,574	-	-
Energy	1,739,207,578	1,706,341,369	32,866,209	-
Financials	3,020,723,851	3,012,256,413	8,467,438	-
Health Care	2,144,172,810	2,144,172,810	-	-
Industrials	2,928,907,678	2,835,791,664	93,116,014	-
Information Technology	4,408,929,124	4,398,675,338	10,253,786	-
Materials	365,512,999	365,512,999	-	-
Real Estate	159,127,410	159,127,410	-	-
Utilities	192,277,330	192,277,330	-	-

Money Market Funds	318,159,470	318,159,470	-	-
Total Investments in Securities:	18,687,718,227	18,424,064,695	263,653,532	-
Derivative Instruments: Liabilities
Written Options	(790,000)	(790,000)	-	-
Total Liabilities	(790,000)	(790,000)	-	-
Total Derivative Instruments:	(790,000)	(790,000)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(790,000)
Total Equity Risk	0	(790,000)
Total Value of Derivatives	0	(790,000)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $31,617,782) - See accompanying schedule:
Unaffiliated issuers (cost $9,965,631,478)	$18,369,558,757
Fidelity Central Funds (cost $318,159,470)	318,159,470

Total Investment in Securities (cost $10,283,790,948)		$18,687,718,227
Foreign currency held at value (cost $86,340)		86,340
Receivable for investments sold		206,878
Receivable for fund shares sold		25,389,570
Dividends receivable		14,937,175
Distributions receivable from Fidelity Central Funds		1,358,709
Other receivables		324,460
Total assets		18,730,021,359
Liabilities
Payable for investments purchased	$12,742,805
Payable for fund shares redeemed	19,107,947
Accrued management fee	361,073
Written options, at value (premium received $2,324,019)	790,000
Other payables and accrued expenses	101,885
Collateral on securities loaned	33,054,400
Total liabilities		66,158,110
Net Assets		$18,663,863,249
Net Assets consist of:
Paid in capital		$9,349,118,068
Total accumulated earnings (loss)		9,314,745,181
Net Assets		$18,663,863,249
Net Asset Value, offering price and redemption price per share ($18,663,863,249 ÷ 813,736,035 shares)		$22.94
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$264,096,458
Interest		3,046
Income from Fidelity Central Funds (including $923,480 from security lending)		18,130,756
Total income		282,230,260
Expenses
Custodian fees and expenses	$511,247
Independent trustees' fees and expenses	79,653
Interest	12,187
Miscellaneous	86
Total expenses before reductions	603,173
Expense reductions	(41,661)
Total expenses after reductions		561,512
Net Investment income (loss)		281,668,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,225,810,020
Fidelity Central Funds	(1,150)
Foreign currency transactions	(128,823)
Written options	4,077,576
Total net realized gain (loss)		1,229,757,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,660,779,005
Assets and liabilities in foreign currencies	(94,167)
Written options	1,534,019
Total change in net unrealized appreciation (depreciation)		2,662,218,857
Net gain (loss)		3,891,976,480
Net increase (decrease) in net assets resulting from operations		$4,173,645,228
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,668,748	$279,231,241
Net realized gain (loss)	1,229,757,623	209,032,620
Change in net unrealized appreciation (depreciation)	2,662,218,857	2,461,954,725
Net increase (decrease) in net assets resulting from operations	4,173,645,228	2,950,218,586
Distributions to shareholders	(821,641,569)	(859,194,238)

Share transactions
Proceeds from sales of shares	2,385,418,960	2,951,775,908
Reinvestment of distributions	821,641,569	859,194,238
Cost of shares redeemed	(3,042,544,475)	(3,553,138,409)

Net increase (decrease) in net assets resulting from share transactions	164,516,054	257,831,737
Total increase (decrease) in net assets	3,516,519,713	2,348,856,085

Net Assets
Beginning of period	15,147,343,536	12,798,487,451
End of period	$18,663,863,249	$15,147,343,536

Other Information
Shares
Sold	119,339,539	174,605,044
Issued in reinvestment of distributions	43,534,511	51,636,302
Redeemed	(150,486,608)	(206,693,495)
Net increase (decrease)	12,387,442	19,547,851

Financial Highlights
Fidelity® Series Large Cap Stock Fund

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.90	$16.37	$19.80	$14.07	$14.98
Income from Investment Operations
Net investment income (loss) A,B	.35	.34	.34	.34	.37
Net realized and unrealized gain (loss)	4.72	3.27	(2.02)	6.27	(.32)
Total from investment operations	5.07	3.61	(1.68)	6.61	.05
Distributions from net investment income	(.36)	(.33)	(.47)	(.37)	(.28)
Distributions from net realized gain	(.68)	(.76)	(1.28)	(.52)	(.68)
Total distributions	(1.03) C	(1.08) C	(1.75)	(.88) C	(.96)
Net asset value, end of period	$22.94	$18.90	$16.37	$19.80	$14.07
Total Return D	28.11%	23.03%	(9.44)%	49.05%	.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.73%	1.98%	1.84%	2.04%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$18,663,863	$15,147,344	$12,798,487	$14,792,790	$11,937,391
Portfolio turnover rate H	18%	12%	17%	15%	28% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2 Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,688,548,304
Gross unrealized depreciation	(346,566,141)
Net unrealized appreciation (depreciation)	$8,341,982,163
Tax Cost	$10,344,946,064

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$147,648,578
Undistributed long-term capital gain	$825,276,623
Net unrealized appreciation (depreciation) on securities and other investments	$8,341,819,981

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Ordinary Income	$284,242,652	$ 262,838,082
Long-term Capital Gains	537,398,917	596,356,156
Total	$821,641,569	$ 859,194,238

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	2,919,268,910	3,332,845,389
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Large Cap Stock Fund	40,853

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Stock Fund	Borrower	39,383,500	5.57%	12,187

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Large Cap Stock Fund	183,734,783	154,502,562	51,030,918

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Stock Fund	93,963	11	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through October 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,775.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,886.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Large Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Large Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $1,197,662,518, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $19,076,482 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 75% and 85% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 82.92% and 90.86% of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.97% and 2.75% of the dividends distributed in August and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series Large Cap Stock Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through October 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.951035.111
MHT-ANN-0824
Fidelity® Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 14.5%
Interactive Media & Services - 14.5%
Alphabet, Inc.:
Class A	4,194,200	763,974
Class C	171,500	31,457
Meta Platforms, Inc. Class A	791,901	399,292
		1,194,723
CONSUMER DISCRETIONARY - 11.4%
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	2,307,300	445,886
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	20,400	3,093
Chipotle Mexican Grill, Inc. (a)	780,000	48,867
Expedia Group, Inc. (a)	90,500	11,402
		63,362
Household Durables - 1.1%
NVR, Inc. (a)	5,350	40,599
PulteGroup, Inc.	403,300	44,403
		85,002
Specialty Retail - 3.3%
AutoZone, Inc. (a)	670	1,986
Lowe's Companies, Inc.	243,400	53,660
Murphy U.S.A., Inc.	90,401	42,440
O'Reilly Automotive, Inc. (a)	66,400	70,122
The Home Depot, Inc.	300,200	103,341
		271,549
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	410,000	59,835
lululemon athletica, Inc. (a)	26,900	8,035
		67,870
TOTAL CONSUMER DISCRETIONARY		933,669
CONSUMER STAPLES - 3.1%
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	192,700	163,793
Household Products - 1.1%
Procter & Gamble Co.	524,800	86,550
TOTAL CONSUMER STAPLES		250,343
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	155,000	17,844
Marathon Petroleum Corp.	123,800	21,477
Occidental Petroleum Corp.	319,600	20,144
Valero Energy Corp.	254,200	39,848
		99,313
FINANCIALS - 8.7%
Banks - 1.3%
JPMorgan Chase & Co.	162,000	32,766
Wells Fargo & Co.	1,298,700	77,130
		109,896
Capital Markets - 1.2%
Ameriprise Financial, Inc.	127,900	54,638
MSCI, Inc.	84,259	40,592
		95,230
Consumer Finance - 0.8%
American Express Co.	300,000	69,465
Financial Services - 3.3%
Apollo Global Management, Inc.	360,000	42,505
MasterCard, Inc. Class A	232,300	102,481
Visa, Inc. Class A	470,000	123,361
		268,347
Insurance - 2.1%
Arthur J. Gallagher & Co.	245,000	63,531
Kinsale Capital Group, Inc.	4,689	1,807
Marsh & McLennan Companies, Inc.	208,287	43,890
Progressive Corp.	311,300	64,660
		173,888
TOTAL FINANCIALS		716,826
HEALTH CARE - 12.7%
Biotechnology - 1.5%
Regeneron Pharmaceuticals, Inc. (a)	54,300	57,071
Vertex Pharmaceuticals, Inc. (a)	145,042	67,984
		125,055
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	650,000	50,057
DexCom, Inc. (a)	161,800	18,345
ResMed, Inc. (b)	152,000	29,096
		97,498
Health Care Providers & Services - 4.4%
Cardinal Health, Inc.	240,000	23,597
Cencora, Inc.	267,000	60,155
Centene Corp. (a)	515,000	34,145
McKesson Corp.	112,800	65,880
Molina Healthcare, Inc. (a)	168,500	50,095
UnitedHealth Group, Inc.	252,000	128,334
		362,206
Health Care Technology - 0.4%
Doximity, Inc. (a)(b)	1,200,072	33,566
Life Sciences Tools & Services - 1.0%
Mettler-Toledo International, Inc. (a)	6,400	8,945
Thermo Fisher Scientific, Inc.	132,300	73,162
		82,107
Pharmaceuticals - 4.2%
Eli Lilly & Co.	266,300	241,103
Galderma Group AG	70,000	5,762
Merck & Co., Inc.	784,000	97,059
		343,924
TOTAL HEALTH CARE		1,044,356
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
General Electric Co.	217,964	34,650
Howmet Aerospace, Inc.	588,700	45,701
TransDigm Group, Inc.	46,200	59,026
		139,377
Building Products - 1.6%
Builders FirstSource, Inc. (a)	292,700	40,513
Carrier Global Corp.	487,800	30,770
Trane Technologies PLC	181,700	59,767
		131,050
Commercial Services & Supplies - 0.7%
Cintas Corp.	44,100	30,881
Copart, Inc.	580,700	31,451
		62,332
Construction & Engineering - 1.4%
Centuri Holdings, Inc.	17,500	341
EMCOR Group, Inc.	200,000	73,016
Quanta Services, Inc.	159,654	40,566
		113,923
Electrical Equipment - 2.2%
AMETEK, Inc.	198,223	33,046
Eaton Corp. PLC	185,100	58,038
Nextracker, Inc. Class A (a)	471,321	22,096
nVent Electric PLC	596,040	45,663
Vertiv Holdings Co.	228,000	19,738
		178,581
Ground Transportation - 0.2%
Old Dominion Freight Lines, Inc.	112,000	19,779
Machinery - 1.5%
PACCAR, Inc.	498,967	51,364
Parker Hannifin Corp.	145,600	73,646
		125,010
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	35,000	31,578
TOTAL INDUSTRIALS		801,630
INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	18,000	6,309
IT Services - 0.2%
Accenture PLC Class A	57,300	17,385
Semiconductors & Semiconductor Equipment - 14.8%
Astera Labs, Inc.	14,100	853
Broadcom, Inc.	144,600	232,160
KLA Corp.	150,900	124,419
Lam Research Corp.	106,100	112,981
NVIDIA Corp.	5,088,000	628,572
NXP Semiconductors NV	27,677	7,448
Qorvo, Inc. (a)	173,900	20,179
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	543,900	94,535
		1,221,147
Software - 13.6%
Adobe, Inc. (a)	38,500	21,388
Cadence Design Systems, Inc. (a)	218,300	67,182
Microsoft Corp.	2,083,000	930,993
Roper Technologies, Inc.	600	338
Salesforce, Inc.	248,800	63,966
Synopsys, Inc. (a)	53,700	31,955
		1,115,822
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	2,989,800	629,712
TOTAL INFORMATION TECHNOLOGY		2,990,375
MATERIALS - 0.6%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	99,400	25,650
Metals & Mining - 0.3%
Steel Dynamics, Inc.	200,000	25,900
TOTAL MATERIALS		51,550
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	930,000	79,961
TOTAL COMMON STOCKS (Cost $3,559,657)		8,162,746

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (c)	76,951,697	76,967
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	9,383,212	9,384
TOTAL MONEY MARKET FUNDS (Cost $86,349)		86,351

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,646,006)	8,249,097
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(18,354)
NET ASSETS - 100.0%	8,230,743

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	155,558	2,616,113	2,694,703	6,457	(1)	-	76,967	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	-	107,055	97,671	14	-	-	9,384	0.0%
Total	155,558	2,723,168	2,792,374	6,471	(1)	-	86,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,194,723	1,194,723	-	-
Consumer Discretionary	933,669	933,669	-	-
Consumer Staples	250,343	250,343	-	-
Energy	99,313	99,313	-	-
Financials	716,826	716,826	-	-
Health Care	1,044,356	1,044,356	-	-
Industrials	801,630	801,630	-	-
Information Technology	2,990,375	2,990,375	-	-
Materials	51,550	51,550	-	-
Utilities	79,961	79,961	-	-

Money Market Funds	86,351	86,351	-	-
Total Investments in Securities:	8,249,097	8,249,097	-	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $9,192) - See accompanying schedule:
Unaffiliated issuers (cost $3,559,657)	$8,162,746
Fidelity Central Funds (cost $86,349)	86,351

Total Investment in Securities (cost $3,646,006)		$8,249,097
Cash		3
Receivable for fund shares sold		1,586
Dividends receivable		1,433
Distributions receivable from Fidelity Central Funds		651
Other receivables		90
Total assets		8,252,860
Liabilities
Payable for investments purchased	$8,052
Payable for fund shares redeemed	1,665
Accrued management fee	2,854
Other payables and accrued expenses	162
Collateral on securities loaned	9,384
Total liabilities		22,117
Net Assets		$8,230,743
Net Assets consist of:
Paid in capital		$3,628,969
Total accumulated earnings (loss)		4,601,774
Net Assets		$8,230,743

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($7,905,243 ÷ 87,294 shares)		$90.56
Class K :
Net Asset Value, offering price and redemption price per share ($325,500 ÷ 3,593 shares)(a)		$90.60
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Year ended June 30, 2024
Investment Income
Dividends		$62,705
Income from Fidelity Central Funds (including $14 from security lending)		6,471
Total income		69,176
Expenses
Management fee	$24,595
Transfer agent fees	5,328
Accounting fees	699
Custodian fees and expenses	50
Independent trustees' fees and expenses	34
Registration fees	93
Audit	88
Legal	22
Miscellaneous	84
Total expenses before reductions	30,993
Expense reductions	(550)
Total expenses after reductions		30,443
Net Investment income (loss)		38,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,018
Redemptions in-kind	860,923
Fidelity Central Funds	(1)
Foreign currency transactions	(4)
Futures contracts	(219)
Total net realized gain (loss)		952,717
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,062,246
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		1,062,231
Net gain (loss)		2,014,948
Net increase (decrease) in net assets resulting from operations		$2,053,681
Statement of Changes in Net Assets

Amount in thousands	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,733	$42,099
Net realized gain (loss)	952,717	333,957
Change in net unrealized appreciation (depreciation)	1,062,231	800,751
Net increase (decrease) in net assets resulting from operations	2,053,681	1,176,807
Distributions to shareholders	(162,281)	(38,569)

Share transactions - net increase (decrease)	(23,408)	(917,156)
Total increase (decrease) in net assets	1,867,992	221,082

Net Assets
Beginning of period	6,362,751	6,141,669
End of period	$8,230,743	$6,362,751

Financial Highlights
Fidelity® Fund

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$69.85	$58.06	$72.20	$54.21	$47.60
Income from Investment Operations
Net investment income (loss) A,B	.42	.44	.25	.28	.39
Net realized and unrealized gain (loss)	22.08	11.74	(10.75)	19.40	8.96
Total from investment operations	22.50	12.18	(10.50)	19.68	9.35
Distributions from net investment income	(.49)	(.39)	(.21)	(.32)	(.42)
Distributions from net realized gain	(1.31)	-	(3.44)	(1.38)	(2.32)
Total distributions	(1.79) C	(.39)	(3.64) C	(1.69) C	(2.74)
Net asset value, end of period	$90.56	$69.85	$58.06	$72.20	$54.21
Total Return D	32.89%	21.06%	(15.60)%	36.94%	20.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46%	.45%	.47%	.48%
Expenses net of fee waivers, if any	.44%	.46%	.45%	.47%	.48%
Expenses net of all reductions	.44%	.46%	.45%	.46%	.48%
Net investment income (loss)	.55%	.71%	.35%	.44%	.79%
Supplemental Data
Net assets, end of period (in millions)	$7,905	$6,125	$5,468	$6,758	$4,402
Portfolio turnover rate G	25 % H	43% H	39%	34% I	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity® Fund Class K

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$69.88	$58.07	$72.21	$54.20	$47.60
Income from Investment Operations
Net investment income (loss) A,B	.48	.50	.30	.33	.43
Net realized and unrealized gain (loss)	22.09	11.74	(10.74)	19.41	8.96
Total from investment operations	22.57	12.24	(10.44)	19.74	9.39
Distributions from net investment income	(.55)	(.43)	(.26)	(.35)	(.46)
Distributions from net realized gain	(1.31)	-	(3.44)	(1.38)	(2.32)
Total distributions	(1.85) C	(.43)	(3.70)	(1.73)	(2.79) C
Net asset value, end of period	$90.60	$69.88	$58.07	$72.21	$54.20
Total Return D	33.00%	21.18%	(15.54)%	37.07%	20.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.38%	.39%	.40%
Expenses net of fee waivers, if any	.36%	.37%	.37%	.39%	.40%
Expenses net of all reductions	.36%	.37%	.37%	.38%	.39%
Net investment income (loss)	.63%	.79%	.43%	.52%	.87%
Supplemental Data
Net assets, end of period (in millions)	$326	$237	$674	$411	$522
Portfolio turnover rate G	25 % H	43% H	39%	34% I	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements

For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$30

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,642,107
Gross unrealized depreciation	(40,333)
Net unrealized appreciation (depreciation)	$4,601,774
Tax Cost	$3,647,323

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Net unrealized appreciation (depreciation) on securities and other investments	$4,601,774

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Ordinary Income	$44,336	$ 38,569
Long-term Capital Gains	117,945	-
Total	$162,281	$ 38,569

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	2,965,530	1,723,878

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	15,264	860,923	1,290,078

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	1,769	115,227	121,521

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Fund	.42
Class K	.34

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .31%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Fund	.1236
Class K	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Fund	5,258.12
Class K	70.04
	5,328

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of class-level average net assets as follows:

% of Average Net Assets
Fidelity Fund	.0158

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fund	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Fund	112,849	28,966	762

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Fund	12
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fund	2	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $547.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$155,989	$35,624
Class K	6,292	2,945
Total	$162,281	$38,569

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Fund
Fidelity Fund
Shares sold	20,591	4,202	$1,698,667	$272,154
Reinvestment of distributions	1,951	522	140,752	32,237
Shares redeemed	(22,942)	(11,210)	(1,878,184)	(706,252)
Net increase (decrease)	(400)	(6,486)	$(38,765)	$(401,861)
Class K
Shares sold	630	661	$49,062	$40,690
Reinvestment of distributions	87	47	6,292	2,945
Shares redeemed	(520)	(8,917)	(39,997)	(558,930)
Net increase (decrease)	197	(8,209)	$15,357	$(515,295)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $91,801,367, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Fund and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Fund and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705632.127
FID-ANN-0824
Fidelity® Growth Discovery Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Discovery Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 4.3%
Live Nation Entertainment, Inc. (a)	172,700	16,189
Netflix, Inc. (a)	168,661	113,826
Universal Music Group NV	3,218,242	95,737
Warner Music Group Corp. Class A (b)	1,005,174	30,809
		256,561
Interactive Media & Services - 6.6%
Alphabet, Inc. Class A	1,623,508	295,722
Epic Games, Inc. (a)(c)(d)	2,244	1,346
Meta Platforms, Inc. Class A	177,924	89,713
		386,781
TOTAL COMMUNICATION SERVICES		643,342
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)(b)	180,200	5,061
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	609,108	18,090
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	1,513,478	292,480
MercadoLibre, Inc. (a)	30,829	50,664
PDD Holdings, Inc. ADR (a)	186,478	24,792
Savers Value Village, Inc. (b)	427,882	5,237
		373,173
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)(b)	30,700	6,406
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	453,994	68,839
Domino's Pizza, Inc.	64,105	33,099
Kura Sushi U.S.A., Inc. Class A (a)(b)	64,019	4,039
Trip.com Group Ltd. ADR (a)	99,000	4,653
		110,630
Household Durables - 0.1%
Blu Investments LLC (a)(c)(d)	3,320,224	1
TopBuild Corp. (a)	6,900	2,658
		2,659
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	25,844	19,843
TOTAL CONSUMER DISCRETIONARY		535,862
CONSUMER STAPLES - 0.7%
Beverages - 0.6%
Monster Beverage Corp. (a)	703,559	35,143
Personal Care Products - 0.1%
Puig Brands SA Class B	97,400	2,723
TOTAL CONSUMER STAPLES		37,866
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.	268,600	9,562
Cheniere Energy, Inc.	286,829	50,146
Range Resources Corp.	811,111	27,197
Reliance Industries Ltd.	1,521,443	57,141
		144,046
FINANCIALS - 5.6%
Capital Markets - 0.2%
LPL Financial	20,900	5,837
Morgan Stanley	27,500	2,673
MSCI, Inc.	5,000	2,409
		10,919
Consumer Finance - 0.4%
Capital One Financial Corp.	179,400	24,838
Financial Services - 4.1%
Corebridge Financial, Inc. (b)	453,241	13,198
Fiserv, Inc. (a)	71,633	10,676
Global Payments, Inc.	264,730	25,599
MasterCard, Inc. Class A	210,432	92,834
Rocket Companies, Inc. (a)(b)	715,818	9,807
Visa, Inc. Class A	330,031	86,623
		238,737
Insurance - 0.9%
Arthur J. Gallagher & Co.	160,907	41,725
The Baldwin Insurance Group, Inc. Class A, (a)	375,422	13,316
		55,041
TOTAL FINANCIALS		329,535
HEALTH CARE - 14.8%
Biotechnology - 4.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	678,800	115
rights (a)(d)	678,800	48
Alnylam Pharmaceuticals, Inc. (a)	218,990	53,215
Arcellx, Inc. (a)	39,869	2,200
Arrowhead Pharmaceuticals, Inc. (a)	136,275	3,542
Beam Therapeutics, Inc. (a)	39,204	919
BioNTech SE ADR (a)	86,900	6,983
Blueprint Medicines Corp. (a)	26,237	2,828
Cytokinetics, Inc. (a)	122,589	6,642
Exact Sciences Corp. (a)	757,500	32,004
Galapagos NV sponsored ADR (a)	252,681	6,261
Gamida Cell Ltd. (b)(d)	993,684	0
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	182,600	0
Hookipa Pharma, Inc. (a)	453,587	268
Immunocore Holdings PLC ADR (a)	95,155	3,225
Insmed, Inc. (a)(b)	585,436	39,224
Janux Therapeutics, Inc. (a)	11,800	494
Krystal Biotech, Inc. (a)	17,258	3,169
Legend Biotech Corp. ADR (a)	121,690	5,390
Moderna, Inc. (a)	57,200	6,793
Regeneron Pharmaceuticals, Inc. (a)	54,425	57,202
Repligen Corp. (a)	22,182	2,796
Sarepta Therapeutics, Inc. (a)	31,024	4,902
Seres Therapeutics, Inc. (a)	160,606	116
Synlogic, Inc. (a)	29,441	44
Vor Biopharma, Inc. (a)(b)	246,291	246
XOMA Corp. (a)	169,285	4,010
		242,636
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	96,300	23,250
Boston Scientific Corp. (a)	1,914,700	147,451
Glaukos Corp. (a)	120,218	14,228
Hologic, Inc. (a)	219,300	16,283
Lantheus Holdings, Inc. (a)	51,573	4,141
Penumbra, Inc. (a)	39,536	7,115
Pulmonx Corp. (a)	102,449	650
RxSight, Inc. (a)	27,931	1,681
		214,799
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	613,714	52,902
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	139,177	9,972
Bruker Corp.	587,920	37,515
Chemometec A/S	69,230	3,028
Codexis, Inc. (a)	582,572	1,806
Danaher Corp.	177,798	44,423
MaxCyte, Inc. (a)(b)	669,259	2,623
Sartorius Stedim Biotech	36,442	5,983
Thermo Fisher Scientific, Inc.	67,852	37,522
		142,872
Pharmaceuticals - 3.7%
Aclaris Therapeutics, Inc. (a)	89,145	98
Chugai Pharmaceutical Co. Ltd.	327,641	11,667
Eli Lilly & Co.	184,586	167,120
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,017,300	32,781
UCB SA	41,286	6,133
		217,799
TOTAL HEALTH CARE		871,008
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.4%
General Electric Co.	517,743	82,306
Loar Holdings, Inc. (b)	5,300	283
		82,589
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)(b)	45,700	2,036
Electrical Equipment - 2.0%
Eaton Corp. PLC	207,818	65,161
GE Vernova LLC	224,685	38,536
HD Hyundai Electric Co. Ltd.	56,130	12,609
		116,306
Ground Transportation - 4.0%
Uber Technologies, Inc. (a)	3,276,369	238,126
Machinery - 1.4%
Chart Industries, Inc. (a)	40,300	5,817
Energy Recovery, Inc. (a)	157,613	2,095
Ingersoll Rand, Inc.	631,054	57,325
Westinghouse Air Brake Tech Co.	111,829	17,675
		82,912
Professional Services - 2.6%
Equifax, Inc.	287,149	69,622
KBR, Inc.	644,858	41,361
RELX PLC sponsored ADR	555,300	25,477
UL Solutions, Inc. Class A	360,300	15,201
		151,661
Trading Companies & Distributors - 0.8%
Ferguson PLC	238,988	46,026
TOTAL INDUSTRIALS		719,656
INFORMATION TECHNOLOGY - 43.3%
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp. (a)	85,100	6,166
Fabrinet (a)	23,800	5,826
Flex Ltd. (a)	1,047,232	30,883
Jabil, Inc.	246,423	26,808
		69,683
IT Services - 1.6%
Gartner, Inc. (a)	47,547	21,351
MongoDB, Inc. Class A (a)	288,223	72,044
		93,395
Semiconductors & Semiconductor Equipment - 12.7%
Allegro MicroSystems LLC (a)	834,796	23,575
ASML Holding NV (depository receipt)	84,281	86,197
Astera Labs, Inc.	9,700	587
BE Semiconductor Industries NV	236,826	39,604
eMemory Technology, Inc.	18,757	1,483
Marvell Technology, Inc.	137,662	9,623
Micron Technology, Inc.	285,936	37,609
NVIDIA Corp.	2,246,430	277,524
NXP Semiconductors NV	150,582	40,520
Qualcomm, Inc.	194,400	38,721
SiTime Corp. (a)(b)	223,270	27,770
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	775,424	134,776
Universal Display Corp.	155,528	32,700
		750,689
Software - 15.5%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	1,014,955	1,441
Autodesk, Inc. (a)	24,800	6,137
HubSpot, Inc. (a)	90,312	53,265
Manhattan Associates, Inc. (a)	147,106	36,288
Microsoft Corp.	1,705,480	762,267
NICE Ltd. sponsored ADR (a)	122,362	21,043
ServiceNow, Inc. (a)	41,612	32,735
Volue A/S (a)	724,170	2,031
		915,207
Technology Hardware, Storage & Peripherals - 12.3%
Apple, Inc.	3,425,618	721,504
TOTAL INFORMATION TECHNOLOGY		2,550,478
MATERIALS - 0.2%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	277,429	6,617
Containers & Packaging - 0.1%
International Paper Co.	126,700	5,467
TOTAL MATERIALS		12,084
TOTAL COMMON STOCKS (Cost $3,709,329)		5,843,877

Convertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (c)(d)	423	451
Series A2 (c)(d)	77	82
		533
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	30,000	394
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	75,700	232
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	250,763	514
Series D (c)(d)	1,768,998	3,149
		3,663
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	50,974	819
Series C3 (a)(c)(d)	63,718	1,023
Series C4 (a)(c)(d)	18,303	294
Series C5 (a)(c)(d)	36,887	592
		2,728
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,158)		7,550

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $810)	810	803

Preferred Securities - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% 6/14/28 (c)(d) (Cost $1,099)	1,099	1,159

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (g)	40,411,455	40,420
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	54,945,586	54,951
TOTAL MONEY MARKET FUNDS (Cost $95,371)		95,371

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $3,821,767)	5,948,760
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(59,700)
NET ASSETS - 100.0%	5,889,060

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,300,000 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	383

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	1,654

ASAPP, Inc. Series D	8/29/23	6,831

Blu Investments LLC	5/21/20	6

Canva, Inc. Series A	9/22/23	451

Canva, Inc. Series A2	9/22/23	82

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Illuminated Holdings, Inc. 15%	6/14/23	810

Illuminated Holdings, Inc. 15% 6/14/28	9/27/23	1,099

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	44,138	1,252,423	1,256,141	3,148	-	-	40,420	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	22,191	529,499	496,739	179	-	-	54,951	0.2%
Total	66,329	1,781,922	1,752,880	3,327	-	-	95,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	643,342	546,259	95,737	1,346
Consumer Discretionary	536,395	497,928	37,933	534
Consumer Staples	37,866	37,866	-	-
Energy	144,046	144,046	-	-
Financials	329,929	329,535	-	394
Health Care	871,240	859,178	11,667	395
Industrials	719,656	719,656	-	-
Information Technology	2,554,141	2,549,037	-	5,104
Materials	14,812	12,084	-	2,728

Corporate Bonds	803	-	-	803

Preferred Securities	1,159	-	-	1,159

Money Market Funds	95,371	95,371	-	-
Total Investments in Securities:	5,948,760	5,790,960	145,337	12,463
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $52,329) - See accompanying schedule:
Unaffiliated issuers (cost $3,726,396)	$5,853,389
Fidelity Central Funds (cost $95,371)	95,371

Total Investment in Securities (cost $3,821,767)		$5,948,760
Foreign currency held at value (cost $62)		62
Receivable for investments sold		6,819
Receivable for fund shares sold		4,558
Dividends receivable		1,253
Interest receivable		52
Distributions receivable from Fidelity Central Funds		389
Other receivables		60
Total assets		5,961,953
Liabilities
Payable for investments purchased	$8,388
Payable for fund shares redeemed	3,281
Accrued management fee	3,142
Other payables and accrued expenses	3,137
Collateral on securities loaned	54,945
Total liabilities		72,893
Net Assets		$5,889,060
Net Assets consist of:
Paid in capital		$3,260,330
Total accumulated earnings (loss)		2,628,730
Net Assets		$5,889,060

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($5,286,394 ÷ 79,701 shares)		$66.33
Class K :
Net Asset Value, offering price and redemption price per share ($602,666 ÷ 9,066 shares)(a)		$66.47
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Year ended June 30, 2024
Investment Income
Dividends		$23,248
Interest		53
Income from Fidelity Central Funds (including $179 from security lending)		3,327
Total income		26,628
Expenses
Management fee
Basic fee	$24,874
Performance adjustment	582
Transfer agent fees	3,423
Accounting fees	659
Custodian fees and expenses	84
Independent trustees' fees and expenses	20
Registration fees	213
Audit	73
Legal	10
Miscellaneous	66
Total expenses before reductions	30,004
Expense reductions	(329)
Total expenses after reductions		29,675
Net Investment income (loss)		(3,047)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $868)	529,185
Redemptions in-kind	7,417
Foreign currency transactions	83
Total net realized gain (loss)		536,685
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $686)	898,810
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		898,814
Net gain (loss)		1,435,499
Net increase (decrease) in net assets resulting from operations		$1,432,452
Statement of Changes in Net Assets

Amount in thousands	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,047)	$12,023
Net realized gain (loss)	536,685	92,946
Change in net unrealized appreciation (depreciation)	898,814	498,363
Net increase (decrease) in net assets resulting from operations	1,432,452	603,332
Distributions to shareholders	(95,883)	(98,036)

Share transactions - net increase (decrease)	1,099,133	179,647
Total increase (decrease) in net assets	2,435,702	684,943

Net Assets
Beginning of period	3,453,358	2,768,415
End of period	$5,889,060	$3,453,358

Financial Highlights
Fidelity® Growth Discovery Fund

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.18	$42.65	$58.70	$45.22	$37.74
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.18	(.07)	(.07)	.03
Net realized and unrealized gain (loss)	17.56	8.84	(8.48)	18.53	9.15
Total from investment operations	17.52	9.02	(8.55)	18.46	9.18
Distributions from net investment income	(.03)	(.01)	(.13)	(.01)	(.02)
Distributions from net realized gain	(1.35)	(1.48)	(7.37)	(4.98)	(1.68)
Total distributions	(1.37) C	(1.49)	(7.50)	(4.98) C	(1.70)
Net asset value, end of period	$66.33	$50.18	$42.65	$58.70	$45.22
Total Return D	35.89%	21.46%	(17.10)%	43.10%	25.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.83%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.69%	.83%	.77%	.79%	.79%
Expenses net of all reductions	.69%	.83%	.77%	.78%	.78%
Net investment income (loss)	(.08)%	.40%	(.14)%	(.12)%	.06%
Supplemental Data
Net assets, end of period (in millions)	$5,286	$3,073	$2,339	$2,944	$2,094
Portfolio turnover rate G	41 % H	53%	45%	51%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Discovery Fund Class K

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.29	$42.71	$58.78	$45.27	$37.78
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	(.02)	(.02)	.06
Net realized and unrealized gain (loss)	17.59	8.87	(8.50)	18.56	9.17
Total from investment operations	17.60	9.09	(8.52)	18.54	9.23
Distributions from net investment income	(.08)	(.03)	(.16)	(.03)	(.06)
Distributions from net realized gain	(1.35)	(1.48)	(7.40)	(5.00)	(1.68)
Total distributions	(1.42) C	(1.51)	(7.55) C	(5.03)	(1.74)
Net asset value, end of period	$66.47	$50.29	$42.71	$58.78	$45.27
Total Return D	36.00%	21.61%	(17.04)%	43.25%	25.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.59%	.72%	.68%	.69%	.69%
Expenses net of all reductions	.59%	.72%	.68%	.69%	.68%
Net investment income (loss)	.02%	.50%	(.05)%	(.03)%	.17%
Supplemental Data
Net assets, end of period (in millions)	$603	$380	$430	$430	$316
Portfolio turnover rate G	41 % H	53%	45%	51%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,254,235
Gross unrealized depreciation	(130,420)
Net unrealized appreciation (depreciation)	$2,123,815
Tax Cost	$3,824,945

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,049
Undistributed long-term capital gain	$505,666
Net unrealized appreciation (depreciation) on securities and other investments	$2,123,797

The Fund intends to elect to defer to its next fiscal year $2,792 of ordinary losses recognized during the period January 1, 2024 to June 30, 2024.

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Ordinary Income	$2,458	$ 797
Long-term Capital Gains	93,425	97,239
Total	$95,883	$ 98,036

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	2,826,656	1,781,212

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	204	7,417	12,238
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	.66
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Discovery	.63
Class K	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Growth Discovery Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .01%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Discovery	.1411
Class K	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Growth Discovery	3,307.14
Class K	116.04
	3,423

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Discovery Fund	.0255

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Discovery Fund	15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Growth Discovery Fund	173,702	50,223	(1,059)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Growth Discovery Fund	7
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Discovery Fund	19	2	6,422
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by the amount represents less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $329.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$85,127	$82,690
Class K	10,756	15,346
Total	$95,883	$98,036

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	28,394	14,335	$1,581,709	$631,744
Reinvestment of distributions	1,573	1,665	77,139	76,651
Shares redeemed	(11,501)	(9,599)	(644,722)	(418,829)
Net increase (decrease)	18,466	6,401	$1,014,126	$289,566
Class K
Shares sold	2,808	4,349	$158,825	$188,046
Reinvestment of distributions	219	333	10,756	15,346
Shares redeemed	(1,524)	(7,182)	(84,574)	(313,311)
Net increase (decrease)	1,503	(2,500)	$85,007	$(109,919)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Growth Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Discovery Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $509,662,274, or, if subsequently determined to be different, the net capital gain of such year.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of that issuer.

	# of Votes	% of Votes
Affirmative	1,305,869,193.16	86.14
Against	155,973,443.79	10.29
Abstain	54,199,503.65	3.58
TOTAL	1,516,042,140.60	100.00

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Growth Discovery Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705796.126
CII-ANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024